Financial risk management - Foreign currency risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Net working capital asset	$ 74.4	$ 69.9
Reasonably possible change in risk variable, percent	10.00%
Impact on value of net working capital	$ 7.4	$ 7.0